RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Disclosure of related party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
As of December 31, 2019, Techint Holdings S.à r.l. (“Techint”) owned 62.02% of the Company’s share capital and Tenaris Investments S.à r.l. (“Tenaris”) held 11.46% of the Company’s share capital. Each of Techint and Tenaris were controlled by San Faustin S.A., a Luxembourg company (“San Faustin”). Rocca & Partners Stichting Administratiekantoor Aandelen San Faustin (“RP STAK”), a private foundation (Stichting) located in the Netherlands, held voting rights in San Faustin sufficient in number to control San Faustin. No person or group of persons controls RP STAK.
For commitments with Related parties, see note 25.

26.	RELATED PARTY TRANSACTIONS (continued)

The following transactions were carried out with related parties:

	Year ended December 31,
	2019	2018	2017

(i) Transactions
(a) Sales of goods and services
Sales of goods to non-consolidated parties	515,123	774,526	453,551
Sales of goods to other related parties	77,375	141,230	164,694
Sales of services and others to non-consolidated parties	171	176	177
Sales of services and others to other related parties	1,060	1,286	660

	593,729	917,218	619,082
(b) Purchases of goods and services
Purchases of goods from non-consolidated parties	408,309	483,182	404,891
Purchases of goods from other related parties	71,324	50,928	57,941
Purchases of services and others from non-consolidated parties	14,563	10,266	13,126
Purchases of services and others from other related parties	155,289	90,536	111,439
Purchases of goods and services in connection with lease contracts from other related parties	8,859	—	—

	658,343	634,912	587,397
(c) Financial results
Income with non-consolidated parties	9,478	9,330	7,611
Expenses in connection with lease contracts from other related parties	(945)	—	—

	8,533	9,330	7,611
(d) Dividends received
Dividends from non-consolidated parties	3,111	8,837	3,360

	3,111	8,837	3,360
(e) Other income and expenses
Income (expenses), net with non-consolidated parties	929	1,012	2,723
Income (expenses), net with other related parties	986	492	247

	1,915	1,504	2,970

	As of December 31,
	2019	2018

(ii) Year-end balances
(a) Arising from sales/purchases of goods/services and other transactions
Receivables from non-consolidated parties	167,312	201,693
Receivables from other related parties	5,027	5,975
Advances from non-consolidated parties	8,017	2,812
Advances to suppliers with other related parties	15,936	7,534
Payables to non-consolidated parties	(44,784)	(37,384)
Payables to other related parties	(41,849)	(23,495)
Lease liabilities with other related parties	(7,310)	—

	102,349	157,135

26.	RELATED PARTY TRANSACTIONS (continued)

(iii) Officers and Directors’ compensation
During the year ended December 31, 2019 the cash compensation of Officers and Directors amounted to $26,942 ($16,205 for the year ended December 31, 2018). In addition, Officers received 1,075,500 Units for a total amount of $3,546 ($2,851 for the year ended December 31, 2018) in connection with the incentive retention program mentioned in note 4 (o)(3).